Reclassification Out of Accumulated Other Comprehensive Income (Loss) (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013	Mar. 31, 2012
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Loss) gain on marketable securities, net	¥ 245		¥ (87)	¥ (202)
Cost of products sold, Interest expense.	674,699		572,634	523,729
Income taxes	25,729		6,562	18,801
Consolidated net income	58,910		6,849	44,287
Net (income) loss attributable to noncontrolling interests	2,506		(1,137)	3,556
Net income attributable to Nidec Corporation	56,404		7,986	40,731
Reclassification out of Accumulated Other Comprehensive Income
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net income attributable to Nidec Corporation	(135)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) from securities
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
(Loss) gain on marketable securities, net	(230)	[1]
Income taxes	83	[1]
Consolidated net income	(147)	[1]
Net income attributable to Nidec Corporation	(147)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Unrealized gains (losses) from derivative instruments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Cost of products sold, Interest expense.	(37)	[1]
Income taxes	15	[1]
Consolidated net income	(22)	[1]
Net income attributable to Nidec Corporation	(22)	[1]
Reclassification out of Accumulated Other Comprehensive Income | Pension liability adjustments
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Net periodic pension cost	(38)	[1],[2]
Income taxes	22	[1]
Consolidated net income	(16)	[1]
Net (income) loss attributable to noncontrolling interests	50	[1]
Net income attributable to Nidec Corporation	¥ 34	[1]

[1]	Amounts in parentheses indicate gains in consolidated statement of income.
[2]	This accumulated other comprehensive income (loss) component is included in the computation of net periodic pension cost.